Expense Example	Jan. 28, 2026 USD ($)
Keeley Gabelli Small Cap Dividend Fund | Keeley Gabelli Small Cap Dividend Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 575
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,208
Expense Example, with Redemption, 10 Years	2,132
Keeley Gabelli Small Cap Dividend Fund | Keeley Gabelli Small Cap Dividend Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,481
Keeley Gabelli SMID Cap Value Fund | Keeley Gabelli SMID Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	589
Expense Example, with Redemption, 3 Years	967
Expense Example, with Redemption, 5 Years	1,369
Expense Example, with Redemption, 10 Years	2,489
Keeley Gabelli SMID Cap Value Fund | Keeley Gabelli SMID Cap Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	832
Expense Example, with Redemption, 10 Years	1,865
Keeley Gabelli Mid Cap Dividend Fund | Keeley Gabelli Mid Cap Dividend Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	567
Expense Example, with Redemption, 3 Years	858
Expense Example, with Redemption, 5 Years	1,171
Expense Example, with Redemption, 10 Years	2,057
Keeley Gabelli Mid Cap Dividend Fund | Keeley Gabelli Mid Cap Dividend Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	$ 1,401